Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Additions for the year	€ (221.5)	€ (218.2)	€ (120.1)
Cost of Sales [Member]
Inventory [Line Items]
Additions for the year	(221.5)	(207.9)	(101.3)
Research and Development Costs [Member]
Inventory [Line Items]
Additions for the year	€ (0.0)	€ (10.3)	€ (18.8)